DERIVATIVE INSTRUMENTS (Details) (USD $)	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2010	Oct. 31, 2009
Principal	$ 0	$ (540,000)	$ 8,976,071	$ 8,166,355	$ 2,931,384	$ 1,991,267	$ 777,154	$ 925,815	$ 3,434,424	$ 3,834,294	$ 3,278,412
Original Issue Discount	456,547	258,178	1,300,347	1,312,241	89,239	120,269	21,937	17,532	68,374	225,977	367,916
Warrant Liability	0	(923,052)	6,391,071	7,936,668	0	8,520,828	0	0	16,467,800	12,665,150	0
Embedded Derivative Liability	0	159,657	946,046	1,086,599	1,058,580	229,625	81,028	102,433	1,077,659	449,055	1,086,514
Bridge Note 1-June 18, 2009 [Member]
Principal											1,131,353
Original Issue Discount											169,703
Warrant Liability											250,392
Embedded Derivative Liability											711,258
Bridge Note II & III-October 26 & 30, 2009 Member]
Principal											2,147,059
Original Issue Discount											322,059
Warrant Liability											690,119
Embedded Derivative Liability											868,388
Optimus September 24, 2009 [Member]
Principal											0
Original Issue Discount											0
Warrant Liability											3,587,625
Embedded Derivative Liability											0
Other outstanding warrants [Member]
Principal											0
Original Issue Discount											0
Warrant Liability											12,785,695
Embedded Derivative Liability											0
Total Valuation at Origination [Member]
Principal											3,278,412
Original Issue Discount											491,762
Warrant Liability											17,313,831
Embedded Derivative Liability											1,579,646
Change in fair value [Member]
Principal			0	0	0	0	0	0	0	0	0
Original Issue Discount			0	0	0	0	0	0	0	0	0
Warrant Liability	(2,302,707)		(2,174,948)	6,826,019	4,915,676	3,789,889	1,934,055	3,866,801	5,363,854	1,995,372	5,352,697
Embedded Derivative Liability	(438,054)		416,347	2,141,984	763,523	51,972	13,876	260,843	421,404	905,259	493,132
Accreted Interest [Member]
Principal			0	0	0	0	0	0	0	0	0
Original Issue Discount	(569,419)	(532,559)	471,290	340,050	74,422	73,363	21,052	50,842	251,188	225,321	123,846
Warrant Liability			0	0	0	0	0	0	0	0	0
Embedded Derivative Liability			0	0	0	0	0	0	0	0	0
Bridge Notes IV-December 1, 2009 through January 31. 2010 [Member]
Principal										555,882
Original Issue Discount										83,382
Warrant Liability										207,617
Embedded Derivative Liability										164,400
Bridge Note I- Extension of Maturity Date [Member]
Principal										0
Original Issue Discount										0
Warrant Liability										202,500
Embedded Derivative Liability										103,400
Exercise of Common Stock Warrants [Member]
Principal								0	0	0
Original Issue Discount								0	0	0
Warrant Liability								1,475,758	1,790,823	1,702,073
Embedded Derivative Liability								0	0	0
Bridge Note V [Member]
Principal									640,307
Original Issue Discount									97,807
Warrant Liability									229,619
Embedded Derivative Liability									271,554
Note Payoffs [Member]
Principal			155,806	26,316	159,675	187,582	414,118	88,236	1,040,177
Original Issue Discount			0	0	0	0	0	0	4,222
Warrant Liability			0	0	0	0	0	0	0
Embedded Derivative Liability			0	8,860	5,904	0	46,945	12,665	64,354
Issuance of Optimus Warrants
Principal								0
Original Issue Discount								0
Warrant Liability								6,856,946
Embedded Derivative Liability								0
Bridge Note Conversions [Member]
Principal		(169,000)	(221,788)	1,164,947				2,420,373
Original Issue Discount			0	0				0
Warrant Liability			0	0				0
Embedded Derivative Liability		0	10,530	381,209				701,718
Exercise Of Warrants [Member]
Principal					0	0	0
Original Issue Discount					0	0	0
Warrant Liability					639,960	1,382,847	4,156,797
Embedded Derivative Liability					0	0	0
Issuance Of Warrants [Member]
Principal					0	0	0
Original Issue Discount					0	0	0
Warrant Liability					2,990,520	35,523	1,042,559
Embedded Derivative Liability					0	0	0
Bridge Note VI [Member]
Principal							265,457
Original Issue Discount							25,457
Warrant Liability							72,300
Embedded Derivative Liability							39,416
Issuance of November 2010 Bridge Notes [Member]
Principal						931,579
Original Issue Discount						96,579
Warrant Liability						391,076
Embedded Derivative Liability						150,156
Exchange of November 2010 Bridge Notes [Member]
Principal						17,175
Original Issue Discount						17,175
Warrant Liability						86,963
Embedded Derivative Liability						9,389
Issuance of January 2011 Bridge Notes [Memebr]
Principal						452,941
Original Issue Discount						57,941
Warrant Liability						173,808
Embedded Derivative Liability						41,024
Issuance of Q2 2011 Bridge Notes [Member]
Principal					473,392
Original Issue Discount					43,392
Warrant Liability					121,238
Embedded Derivative Liability					71,336
Issuance of Q3 2011 Bridge Notes [Member]
Principal				11,765	626,400
Original Issue Discount				1,765	0
Warrant Liability				4,968	0
Embedded Derivative Liability				5,051	0
Issuance of May 2011 Notes [Member]
Principal				7,077,936
Original Issue Discount				1,553,254
Warrant Liability				0
Embedded Derivative Liability				2,719,345
Additional warrants issued to Bridge Note holder [Member]
Principal				0
Original Issue Discount				0
Warrant Liability				36,376
Embedded Derivative Liability				0
Exchange Of Bridge Notes [Member]
Principal	52,941			8,033
Original Issue Discount				8,033
Warrant Liability	0			0
Embedded Derivative Liability				2,656
Conversion of May 2011 Notes [Member]
Principal	(38,000)	(1,924,060)	(1,225,561)	671,500
Original Issue Discount			0	0
Warrant Liability			0	0
Embedded Derivative Liability	(5,016)	(341,342)	110,494	166,980
Exchanges/Exercises of October 2007 Warrants [Member]
Principal				0
Original Issue Discount				0
Warrant Liability				1,186,959
Embedded Derivative Liability				0
Issuance of October 2011 Notes [Member]
Principal			2,326,471
Original Issue Discount			459,396
Warrant Liability			0
Embedded Derivative Liability			396,818
Reclassification Of Warrant Liability To Equity [Member]
Principal			0
Original Issue Discount			0
Warrant Liability			(186,908)
Embedded Derivative Liability			0
Issuance Of Long-Term Convertible Promissory Notes [Member]
Principal			86,400
Original Issue Discount			0
Warrant Liability			0
Embedded Derivative Liability			0
Exchange Of Warrants [Member]
Principal			0
Original Issue Discount			0
Warrant Liability	(134,796)	59,572	816,259
Embedded Derivative Liability			0
Issuance Of December Two Thousand and Eleven Notes [Member]
Principal	(827,500)	1,232,353
Original Issue Discount		258,178
Warrant Liability		0
Embedded Derivative Liability	(160,677)	306,568
Conversion Of October Two Thousand and Eleven Notes [Member]
Principal		(1,227,500)
Embedded Derivative Liability		(329,433)
Partial Note Repayments [Member]
Principal		(52,941)
Conversion Of December 2011 Notes [Member]
Principal	(827,500)
Embedded Derivative Liability	$ (160,677)